INSTITUTIONAL AND INVESTOR SHARES | NORTHPOINTE SMALL CAP GROWTH FUND
NORTHPOINTE SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the NorthPointe Small Cap Growth Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares or Investor Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-cap companies to be those companies whose market capitalization is within the range of the companies included in the Russell 2000(R) Growth Index (the "Index") as of the time of investment. As of the June 30, 2014 Index reconstitution, the market capitalizations of companies included in the Index ranged from $130 million to $4.5 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies and the Fund may invest without limit in initial public offerings ("IPOs"). The Fund may also invest in foreign companies, both directly and through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). In addition, the Fund may invest in both U.S. and foreign real estate investment trusts ("REITs").

In pursuing a growth style of investing, the Fund focuses on small, undiscovered, emerging growth companies in an attempt to provide investors with potentially higher returns than would be achieved by investing in larger, more established companies. The Adviser defines "undiscovered" companies as those companies in the early stages of growth that have not yet reached the height of their earnings potential and therefore are not as sought after in the market as other securities, but have rates of growth that the Adviser believes may make them attractive investments for the Fund. In analyzing specific companies for possible investment, NorthPointe Capital, LLC (the "Adviser") ordinarily looks for several of the following characteristics: above average earnings growth; attractive valuation; development of new products, technologies or markets; high quality balance sheet and a strong management team. Although the Adviser looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses.

The Adviser may sell a particular security based on the following criteria: changes in company fundamentals; weak company management; the opportunity to purchase other, more attractively priced securities; weakening financial stability of a company; or when a security's market capitalization reaches twice its market capitalization at the time of initial purchase. The Fund is not required to sell a security that has appreciated beyond the range of the Russell 2000(R) Growth Index, but it typically will do so.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

IPO RISK -- Availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks and their impact on the Fund's performance would be uncertain.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, EDRs and GDRs (collectively, "Depositary Receipts"), which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. The Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

INVESTMENT STYLE RISK -- The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available on the Fund's website at www.northpointefunds.com or by calling the Fund at 1-877-457-NPF3 (1-877-457-6733).